Employee benefits - Summary of Group's Liabilities for Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	€ 7,133	€ 6,128
Acquisition of Perugini S.r.l.		387
Interest cost	270	269
Current service cost	656	647
Benefits paid	(800)	(691)
Actuarial gains and losses	(236)	250
Exchange rate differences	(140)	143
Ending balance	6,883	7,133
Recognized in the consolidated income statement	910	919
Recognized in the other comprehensive income	(220)	246
Trattamento Fine Rapporto
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	5,677	4,936
Acquisition of Perugini S.r.l.		387
Interest cost	171	178
Current service cost	481	353
Benefits paid	(570)	(422)
Actuarial gains and losses	(188)	245
Ending balance	5,571	5,677
Recognized in the consolidated income statement	652	531
Recognized in the other comprehensive income	(188)	245
Jubilee Benefits
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	228	213
Interest cost	6	6
Current service cost	30	26
Benefits paid	(10)	(21)
Actuarial gains and losses	(16)	4
Ending balance	238	228
Recognized in the consolidated income statement	20	36
Beneficio por Retiro / Terminacion
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	1,183	940
Interest cost	92	83
Current service cost	138	259
Benefits paid	(205)	(233)
Actuarial gains and losses	(49)	(9)
Exchange rate differences	(140)	143
Ending balance	1,019	1,183
Recognized in the consolidated income statement	230	341
Recognized in the other comprehensive income	(49)	(9)
Severance Payment Slovakia
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	45	39
Interest cost	1	2
Current service cost	7	9
Benefits paid	(15)	(15)
Actuarial gains and losses	17	10
Ending balance	55	45
Recognized in the consolidated income statement	8	11
Recognized in the other comprehensive income	€ 17	€ 10